Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities at Amortized Cost and at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	€ 0.4
Derivative Liabilities | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | FVTPL | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.4
Derivative Liabilities | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 1 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0
Derivative Liabilities | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 2 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.4
Derivative Liabilities | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 3 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0
Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	38.8	€ 6.1
Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | FVTPL | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	38.8	6.1
Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 1 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 2 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category | Level 3 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	38.8	6.1
Lease liabilities | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	216.7	210.1
Lease liabilities | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	216.7	210.1
Lease liabilities | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Lease liabilities | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Lease liabilities | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Loans and borrowings | Financial liabilities at amortised cost, category | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2.3	2.1
Loans and borrowings | Financial liabilities at amortised cost, category | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2.3	2.1
Loans and borrowings | Financial liabilities at amortised cost, category | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Loans and borrowings | Financial liabilities at amortised cost, category | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Loans and borrowings | Financial liabilities at amortised cost, category | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Trade payables and other payables | Financial liabilities at amortised cost, category | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	354.0	204.1
Trade payables and other payables | Financial liabilities at amortised cost, category | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	354.0	204.1
Trade payables and other payables | Financial liabilities at amortised cost, category | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Trade payables and other payables | Financial liabilities at amortised cost, category | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Trade payables and other payables | Financial liabilities at amortised cost, category | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Other financial liabilities | Financial liabilities at amortised cost, category | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	414.9	785.1
Other financial liabilities | Financial liabilities at amortised cost, category | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	414.9	785.1
Other financial liabilities | Financial liabilities at amortised cost, category | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Other financial liabilities | Financial liabilities at amortised cost, category | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Other financial liabilities | Financial liabilities at amortised cost, category | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Financial assets at fair value through other comprehensive income, category | Foreign exchange forward contracts | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		183.7
Financial assets at fair value through other comprehensive income, category | Foreign exchange forward contracts | FVTPL | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		183.7
Financial assets at fair value through other comprehensive income, category | Foreign exchange forward contracts | Level 1 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0.0
Financial assets at fair value through other comprehensive income, category | Foreign exchange forward contracts | Level 2 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		183.7
Financial assets at fair value through other comprehensive income, category | Foreign exchange forward contracts | Level 3 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0.0
Financial assets at fair value through other comprehensive income, category | Money market funds | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,446.1	3,148.9
Financial assets at fair value through other comprehensive income, category | Money market funds | FVTPL | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,446.1	3,148.9
Financial assets at fair value through other comprehensive income, category | Money market funds | Level 1 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,446.1	3,148.9
Financial assets at fair value through other comprehensive income, category | Money market funds | Level 2 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at fair value through other comprehensive income, category | Money market funds | Level 3 (Fair value) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at fair value through other comprehensive income, category | Non-listed equity investments | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27.1	57.1
Financial assets at fair value through other comprehensive income, category | Non-listed equity investments | FVTOCI | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27.1	57.1
Financial assets at fair value through other comprehensive income, category | Non-listed equity investments | Level 1 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at fair value through other comprehensive income, category | Non-listed equity investments | Level 2 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	57.1
Financial assets at fair value through other comprehensive income, category | Non-listed equity investments | Level 3 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27.1	0.0
Financial assets at fair value through other comprehensive income, category | Listed equity investments | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26.0	20.0
Financial assets at fair value through other comprehensive income, category | Listed equity investments | FVTOCI | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26.0	20.0
Financial assets at fair value through other comprehensive income, category | Listed equity investments | Level 1 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26.0	20.0
Financial assets at fair value through other comprehensive income, category | Listed equity investments | Level 2 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at fair value through other comprehensive income, category | Listed equity investments | Level 3 (Fair value) | FVTOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Trade and other receivables | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,155.7	7,145.6
Financial assets at amortised cost, category | Trade and other receivables | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,155.7	7,145.6
Financial assets at amortised cost, category | Trade and other receivables | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Trade and other receivables | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Trade and other receivables | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Security investments | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,989.7
Financial assets at amortised cost, category | Security investments | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,989.7
Financial assets at amortised cost, category | Security investments | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Security investments | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Security investments | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Other financial assets | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18.6	8.8
Financial assets at amortised cost, category | Other financial assets | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18.6	8.8
Financial assets at amortised cost, category | Other financial assets | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Other financial assets | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Other financial assets | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Bank deposits | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,589.5	9,401.0
Financial assets at amortised cost, category | Bank deposits | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,589.5	9,401.0
Financial assets at amortised cost, category | Bank deposits | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Bank deposits | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Bank deposits | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Reverse Repo | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,175.0
Financial assets at amortised cost, category | Reverse Repo | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,175.0
Financial assets at amortised cost, category | Reverse Repo | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Reverse Repo | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Reverse Repo | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0
Financial assets at amortised cost, category | Cash at banks and on hand | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	453.1	1,325.2
Financial assets at amortised cost, category | Cash at banks and on hand | AC | Carrying amount
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	453.1	1,325.2
Financial assets at amortised cost, category | Cash at banks and on hand | Level 1 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Cash at banks and on hand | Level 2 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category | Cash at banks and on hand | Level 3 (Fair value) | AC
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	€ 0.0	€ 0.0